Shareholders' Equity	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4 – Shareholders’ Equity

Share Capital – The Company has 5,000,000,000 Ordinary Shares of authorized capital and 1,177,693,393 Ordinary Shares outstanding at June 30, 2017 and 1,177,693,383 at December 31, 2016.

On June 26, 2017, previously issued Deferred B Shares and Deferred C Shares were converted into 10 Ordinary Shares.

Share option plan – In accordance with the Company’s 2014 Equity Incentive Plan (the “Plan”) the number of shares that may be issued upon exercise of options under the Plan, shall not exceed 141,142,420 Ordinary Shares. At June 30, 2017, 68,625,035 Ordinary Shares are available for future issuance under the Plan. The option plan is administered by the Company’s board of directors and grants are made pursuant thereto by the compensation committee. The per share exercise price for the shares to be issued pursuant to the exercise of an option shall be such price equal to the fair market value of the Company’s Ordinary Shares on the grant date and set forth in the individual option agreement. Options expire ten years after the grant date and typically vest over one to four years.

The following is a summary of the Company’s share option activity and related information for employees and directors for the period ended June 30, 2017:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value

Options outstanding as of January 1, 2017	79,372,198	$0.29		8.7	$-
Changes during the period:
Granted	13,650,000	$0.09	$0.06
Forfeited	(20,504,813)	$0.34	$0.21
Options outstanding at June 30, 2017	72,517,385	$0.24		8.4	$-
Exercisable options at June 30, 2017	37,537,943	$0.30		8.4	$-

The following is a summary of the Company’s non-vested share options at June 30, 2017 and changes during the six months ended June 30, 2017:

		Weighted
		average
	Number	grant date
	of shares	fair value

Non-vested options at January 1, 2017	53,885,712	$0.24
Options granted	13,650,000	$0.06
Options vested	(12,051,457)	$0.14
Non-vested options forfeited	(20,504,813)	$0.21
Non-vested at June 30, 2017	34,979,442	$0.26

The Company accounts for awards of equity instruments issued to employees and directors under the fair value method of accounting and recognize such amounts, upon vesting, in general administrative and research and development expenses within its Condensed Consolidated Statements of Comprehensive Loss. The Company measures compensation cost for all share-based awards at fair value on the date of grant and recognize compensation expense in its Condensed Consolidated Statements of Comprehensive Loss using the straight-line method over the service period over which it expects the awards to vest.

The Company estimates the fair value of all time-vested options as of the date of grant using the Black-Scholes option valuation model, which was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including the expected share price volatility, which is calculated based on the historical volatility of peer companies. The Company uses a risk-free interest rate, based on the U.S. Treasury instruments in effect at the time of the grant, for the period comparable to the expected term of the option. Given its limited history with share option grants and exercises, the Company uses the “simplified” method in estimating the expected term, the period of time that options granted are expected to be outstanding, for its grants.

The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company remeasures liability-classified awards to fair value at each balance sheet date until the award is settled. The Company measures equity-classified awards at their grant date fair value and do not subsequently remeasure them. The Company has classified its stock-based payments which are settled in common stock as equity-classified awards and share-based payments that are settled in cash as liability-classified awards. Compensation costs related to equity-classified awards generally are equal to the grant-date fair value of the award amortized over the vesting period of the award. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at the time. The Company charges (or credits) the change in the liability amounts from one balance sheet date to another to compensation expense. Below are the assumptions used for the options granted during the six months ended June 30, 2017 and 2016:

	June 30, 2017	June 30, 2016
Expected dividend yield	0%	0%
Expected volatility	78.77%-79.89%	74.18%-80.71%
Risk-free interest	1.21%-2.02%	1.03%-1.52%
Expected life	5.5-6.25 years	5.5-6.25 years

The following is a summary of the Company’s share options granted separated into ranges of exercise price:

					Remaining
	Options	Weighted		Options	contractual
	outstanding	average	Weighted	exercisable	life (years	Weighted
Exercise	at	remaining	average	at	for	average
price	June	contractual	exercise	June	exercisable	exercise
(range) ($)	30, 2017	life (years)	price ($)	30, 2017	options)	price ($)
0.05-0.19	37,963,350	9.19	0.13	14,425,053	8.85	0.15
0.32	33,257,535	8.22	0.32	21,816,390	8.22	0.32
0.60-0.75	290,000	6.70	0.72	290,000	6.70	0.72
0.98-1.56	311,500	2.74	1.33	311,500	2.74	1.33
2.00	695,000	6.23	2.00	695,000	6.23	2.00
	72,517,385			37,537,943

During the six months ended June 30, 2017 and June 30, 2016, the Company recorded approximately $1,748,000 and $1,622,000, respectively, in stock-based compensation expenses for employees and directors. At June 30, 2017, there was approximately $4,036,000 of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s share option plans which the Company expects to recognize over 2.4 years.

Warrants to service providers and investors – The warrants outstanding as of June 30, 2017, classified as equity, were issued in connection with several private placements of the Company are as follows:

	Number of	Exercise
Grant date	warrants	Price	Expiration date
2012 warrants	724,363	$ 1.72 - $ 2.00	August 3, 2017-November 30, 2017
2013 warrants	399,160	$ 2.00	January 16, 2018-September 17, 2018
	1,123,523

During the six months ended June 30, 2017, 658,723 warrants to purchase company shares expired.